Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Short-Term Cash Fund
Shareholder Report [Line Items]
Fund Name	Columbia Short-Term Cash Fund
Class Name	Columbia Short-Term Cash Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 14,447,189,694
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,447,189,694
Total number of portfolio holdings	111
Management services fees (represents 0.0% of Fund average net assets)	$ —

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party Federal Reserve Bank of New York 08/01/2025 4.420%	34.4%
U.S. Treasury Bills 09/23/2025 4.290%	2.8%
Credit Agricole 08/07/2025 4.510%	2.1%
U.S. Treasury Bills 08/14/2025 4.030%	1.9%
Federal Home Loan Banks 03/09/2027 4.490%	1.5%
Federal Home Loan Banks 10/29/2026 4.550%	1.5%
UnitedHealth Group, Inc. 08/01/2025 4.490%	1.5%
Commerzbank US Finance, Inc. 08/01/2025 4.430%	1.5%
Federal Agricultural Mortgage Corp. 01/22/2027 4.520%	1.4%
Prudential Funding LLC 08/01/2025 4.450%	1.2%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party Federal Reserve Bank of New York 08/01/2025 4.420%	34.4%
U.S. Treasury Bills 09/23/2025 4.290%	2.8%
Credit Agricole 08/07/2025 4.510%	2.1%
U.S. Treasury Bills 08/14/2025 4.030%	1.9%
Federal Home Loan Banks 03/09/2027 4.490%	1.5%
Federal Home Loan Banks 10/29/2026 4.550%	1.5%
UnitedHealth Group, Inc. 08/01/2025 4.490%	1.5%
Commerzbank US Finance, Inc. 08/01/2025 4.430%	1.5%
Federal Agricultural Mortgage Corp. 01/22/2027 4.520%	1.4%
Prudential Funding LLC 08/01/2025 4.450%	1.2%